Taxes	12 Months Ended
Dec. 31, 2022
Taxes
Taxes

12.	Taxes
12.1	Deferred income tax and social contribution

	Balance as of January 1, 2021	Recognized in income	Other (a)	Reclassification (a)	Recognized comprehensive income	Balance as of December 31, 2021	Recognized in income	Other (b)	Recognized comprehensive income	Balance as of December 31, 2022
Noncurrent assets
Provisions for legal claims	499,375	7,291	-	(2,205)	-	504,461	132,175	-	-	636,636
Provision for allocation of PIS and Cofins credits	-	-	-	-	-	-	629,427	-	-	629,427
Post-employment benefits	507,032	(766)	-	16,875	(93,881)	429,260	22,724	-	(88,548)	363,436
Impairment of assets	310,606	(6,456)	-	(1,753)	-	302,397	(17,486)	-	-	284,911
Tax losses and negative tax basis	215,389	54,416	(148,005)	1,210	-	123,010	73,260	-	-	196,270
Research and development and energy efficiency programs	152,498	(13,649)	-	-	-	138,849	(11,766)	-	-	127,083
Expected credit losses	123,182	(21,476)	-	(2,994)	-	98,712	(11,412)	-	-	87,300
Social security contributions - injunction on judicial deposit	70,992	3,673	-	78	-	74,743	7,516	-	-	82,259
Amortization - concession	47,209	5,220	-	-	-	52,429	5,220	-	-	57,649
Provisions for performance andprofit sharing	160,459	(45,866)	-	-	-	114,593	(100,957)	-	-	13,636
Concession contracts	21,061	(1,292)	-	-	-	19,769	(1,067)	-	-	18,702
Voluntary retirement program	10,815	13,493	-	-	-	24,308	(22,551)	-	-	1,757
Others	149,662	1,457	1,062	5,905	-	158,086	23,792	-	-	181,878
	2,268,280	(3,955)	(146,943)	17,116	(93,881)	2,040,617	728,875	-	(88,548)	2,680,944
(-) Noncurrent liabilities
Concession contracts	900,505	808,372	94,221	-	-	1,803,098	52,617	8,155	-	1,863,870
Deemed cost of property, plant and equipment	350,491	(23,994)	-	-	-	326,497	(18,810)	-	-	307,687
Accelerated depreciation	75,955	26,369	-	-	-	102,324	25,832	-	-	128,156
Derivative financial instruments	117,682	(12,178)	-	-	-	105,504	11,134	-	-	116,638
Escrow deposits monetary variation	61,727	3,392	-	-	-	65,119	7,708	-	-	72,827
Transaction cost on loans and financing and debentures	23,203	4,833	-	-	-	28,036	2,280	-	-	30,316
Others	31,951	(20,343)	-	-	-	11,608	19,725	-	3,500	34,833
	1,561,514	786,451	94,221	-	-	2,442,186	100,486	8,155	3,500	2,554,327
Net	706,766	(790,406)	(241,164)	17,116	(93,881)	(401,569)	628,389	(8,155)	(92,048)	126,617
Assets presented in the Statement of Financial Position	1,011,866					963,259				1,644,299
Liabilities presented in the Statement of Financial Position	(293,666)					(1,364,828)				(1,517,682)
(a)	Effects of the business combination and discontinued operation detailed in the Financial Statements as of December 2021.
(b)	Effects of the business combination (Note 1.1.1).

12.1.1	Projection for realization of deferred income tax and social contribution:

The projection of deferred tax credits realization recorded in noncurrent assets and liabilities is based on the realization period of each item of deferred assets and liabilities and tax losses, also based on projections of future results. These projections were evaluated by the Supervisory Board and approved by the Board of Directors on March 21, 2022.

The criteria used for the realization of each item are related to the predictability of realization of the main value that gave rise to the temporary difference. When the expectation of realization of the item is difficult to predict, mainly because it is not under the control of the Company, such as provisions for litigation, the Company adopts history of realization to project its future realization. The realization of the amounts of income tax and social contribution losses follow the potential compensation considering future profits and the limit defined by the legislation.

Following are the items that were the basis for the setup of the main credits, as well as their form of realization:

- Provision for allocation of PIS and Cofins credits: will be carried out as the amounts are passed on in the tariff review and readjustment processes approved by the regulatory body, if any, or by the reversal of the respective provision;

- Provisions for post-employment benefits: realized as the payments are made to the Copel Foundation or reversed according to new actuarial estimates;

- Provisions for legal claims: realized according to court decisions or by the reversal when the possible risk of the shares is reviewed;

- Impairment of assets: realized through the amortization and/or depreciation of the impaired asset;

- Deemed cost: realized through the amortization and/or depreciation of the valued asset;

- Amounts related to the concession agreement: realized over the term of the agreement;

- Amounts related to tax losses and negative tax basis: recovered by offsetting against future taxable income;

- Other amounts: realized when they meet the deductibility criteria provided for in tax legislation, or upon reversal of the recorded amounts.

The projected realization of the deferred taxes is shown below:

	Assets	Liabilities
2023	360,933	(232,236)
2024	417,270	(282,299)
2025	486,215	(228,450)
2026	128,402	(227,274)
2027	102,221	(178,671)
2028 to 2030	234,464	(454,087)
after 2030	951,439	(951,310)
	2,680,944	(2,554,327)

12.1.2	Unrecognized tax credits

As of December 31, 2022, Company did not recognize income tax and social contribution credits on income tax and social contribution tax losses in the amount of R$197,540 (R$68,826, as of December 31, 2021) for not having reasonable assurance of generation of future taxable profits sufficient to allow the utilization of these tax credits.

12.2	Other taxes recoverable and other tax obligations

	12.31.2022	12.31.2021
Current assets
Recoverable ICMS (VAT)	128,288	111,101
Recoverable PIS/Pasep and Cofins taxes (a)	1,110,659	1,396,645
Other recoverable taxes	747	1,118
	1,239,694	1,508,864
Noncurrent assets
Recoverable ICMS (VAT)	171,374	141,951
Recoverable PIS/Pasep and Cofins taxes (a)	2,421,176	2,967,756
Other recoverable taxes	34,743	33,839
	2,627,293	3,143,546
Current liabilities
ICMS (VAT) payable(Note 12.2.3)	149,506	290,627
ICMS installment payment (Note 12.2.4)	10,437	-
PIS/Pasep and Cofins payable	70,423	42,340
IRRF on interest on capital	11,372	33,592
Special Tax Regularization Program - Pert	57,046	52,168
Other taxes	4,822	22,206
	303,606	440,933
Noncurrent liabilities
Social security contributions - injunction on judicial deposit	242,248	220,108
ICMS installment payment (Note 12.2.4)	37,883	-
Special Tax Regularization Program - Pert	347,029	369,526
Other taxes	6,331	5,176
	633,491	594,810
(a)	The balance contains amounts referring Pis and Cofins credit on ICMS (Notes 12.2.1 and 12.2.2)

12.2.1	Pis and Cofins credit on ICMS - Copel Distribuição

On August 12, 2009, Copel DIS filed for a writ of mandamus No. 5032406-35.2013.404.7000 with the 3rd Federal Court of Curitiba applying for the granting of an order to stop including ICMS in the PIS and Cofins tax base on June 16, 2020, a final unappealable ruling was handed down by the 2nd Panel of the Federal

Regional Court of the 4th Region recognizing the right of Copel DIS to exclude from the PIS and Cofins tax base the full amount of ICMS included in the energy supply and distribution invoices. The ruling also recognized that the limitation period, in this case, is of five years and that, therefore, Copel has the right to recover the amounts that have been paid during the five years preceding the filing of the writ of mandamus until the date of the final unappealable decision.

Based on this favorable decision, Copel DIS recognized the tax credit updated in assets, which has been recovered through offsetting with taxes payable since June 2021, from the qualification of the credit originating from Cofins with the Brazilian Federal Revenue Service. The credit originating from PIS was qualified by the Brazilian Federal Revenue Service on August 25, 2022 and is ready to be used through offsetting.

On May 13, 2021, the Federal Supreme Court concluded the judgment of the motions for clarification filed by the Federal Government in Extraordinary Appeal 574.706/PR, partially granting the following terms: (i) relating to ICMS excluded from the PIS and Cofins calculation basis, the understanding that it is the highlighted ICMS prevailed; and (ii) modulate the effects of the judgment whose production will take place after March 15, 2017, except for the judicial and administrative actions filed up to the date of the session in which the judgment was delivered. Therefore, the final decision on this matter did not impact the final and unappealable decision in favor of Copel DIS, maintaining the treatment and amounts recorded.

The following table shows the movement of the asset until December 31, 2022:

Balance as of January 1, 2021		5,655,754
Monetary variation		125,483
Offsetting with taxes payable		(1,425,972)
Balance as of December 31, 2021		4,355,265
Monetary variation		294,952
Offsetting with taxes payable		(1,165,601)
Balance as of December 31, 2022		3,484,616
	Current	1,148,897
	Noncurrent	2,335,719

The asset balance will continue to be offset against future federal tax debts.

a) Liabilities to be refunded to consumers

The Company recorded a liability to be refunded to consumers related to the recovery of tax credits for the last 10 years, counting from the date of the final and unappealable decision, considering the current legislation, the statute of limitations period defined in the civil code and the jurisprudence of the courts.

On February 09, 2021, Aneel opened Public Consultation No. 05/2021 aimed at discussing how to return tax credits to consumers, proposing that the amounts to be returned for each tariff cycle (credits with the Brazilian Federal Revenue Office, added to any judicial deposits already received by the concessionaire/permissionaire) are deducted from the electricity bill, through apportionment by the set of consumers.

Additionally, Aneel Order No. 361/2021 established that in exceptional situations, in which there is a possibility of a significant tariff increase, part of the PIS and Cofins credits may be used in advance of the conclusion of the public consultation, limited to 20% of the total involved in lawsuits filed by distributors.

In the tariff adjustment of June 24, 2022, the total of R$1,593,100 was considered as a financial item, so this balance was transferred to the sectorial financial liabilities account, as shown in the following table:

Balance as of January 1, 2021		3,927,824
Monetary variation		100,971
(-) Transfer to sectorial financial liabilities (Note 8)		(702,000)
Balance as of December 31, 2021		3,326,795
Monetary variation		261,463
(-) Transfer to sectorial financial liabilities (Note 8)		(1,593,100)
Balance as of December 31, 2022		1,995,158
	Current	550,527
	Noncurrent	1,444,631

The balance of the liability will be refunded to the consumer as the tax credits in the asset are offset.

b) Provision for allocation of PIS and Cofins credits

On June 27, 2022, Federal Law No. 14,385 was enacted, which defines the allocation of mandatory tax amounts collected in excess by the providers of the public electricity distribution service, due to the recognition by the judiciary that ICMS should be excluded from the PIS and Cofins calculation basis.

As detailed earlier in this note, Copel DIS has recognized the right to exclude the full amount of ICMS from the PIS and Cofins calculation basis and has already transferred part of these amounts to consumers, through reductions in the tariff adjustments approved by Aneel.

In this context, despite the lack of regulation of this Law, based on the review of the risk assessment carried out by Management, Copel DIS decided to recognize an additional provision, with no immediate cash effect, referring to the period between the 11th and the 16th year from the date of the final and unappealable decision of the lawsuit.

The Management of Copel DIS understands that the refund to consumers is limited to the tax credit amounts of the last 10 years from the date of the final and unappealable decision and, therefore, is evaluating the appropriate measures to be taken, including legal measures, considering the shelter given to unappealable decisions and applicable limitation periods.

On December 12, 2022, the Brazilian Association of Electric Energy Distributors - Abradee filed a Direct Action of Unconstitutionality - ADI with the Federal Supreme Court - STF, questioning Law No. 14,385/2022, which has not yet been judged. The Company awaits the unfolding of the ADI.

The table below shows the changes in the provision until December 31, 2022:

Balance as of January 1, 2022	-
Provision for allocation of PIS and Cofins credits	810,563
Monetary variation	1,011,370
Balance as of June 30, 2022	1,821,933
Monetary variation	29,324
Balance as of December 31, 2022	1,851,257

Any allocation of this provision will occur only after the asset's tax credits are offset.

12.2.2	PIS and Cofins credit on ICMS - Compagas

Balance arising from the final and unappealable decision of the lawsuit in which Compagas discussed the exclusion of ICMS from the PIS and Cofins calculation basis. In view of the favorable decision, Compagas recorded assets of R$107,453 in September 2019. Most of these credits have already been recovered and the restated balance on 12.31.2022 is R$28,505 (R$75,192 on December 31, 2021) with achievement expectation in 2023.

12.2.3	ICMS on electricity operations

Supplementary Law No. 194/2022 was published on June 23, 2022, prohibiting that ICMS rates be set on electricity transactions at a level higher than on general transactions, considering the essentiality of related goods and services. Furthermore, it set forth that ICMS is not levied on transmission and distribution services and sector charges related to electric energy transactions. In compliance with the law, and after issue of state tax authorities’ opinions, the Company implemented the necessary changes in September 2022 to comply with the legislation. However, on February 9, 2023, the Brazilian Supreme Court - STF granted States, in a preliminary decision, in the records of Direct Action of Unconstitutionality - ADI 7195, suspension of the article that excluded such items from the taxed portion of the electricity bill. Considering this decision, the Company resumed ICMS taxation on said services and sector charges. On March 3, 2023, the preliminary injunction was approved by the Plenary of the STF.

12.2.4	Incentive installment payment program for ICMS tax credits in the State of Paraná

On September 27, 2022, the Company adhered to the installment payment program for previously recognized ICMS, established by the State of Paraná through State Law No. 20946/2021, regulated by State Decree No. 10766/2022, wherein R$92,249 debts were entered in its report of tax position, updated until September 2022 with fine, interest and monetary restatement. By adhering to said program, the Company reduced R$41,696 in charges, with a consolidated balance of R$50,553 at the adhesion date, to be paid in 60 monthly installments until September 2027, according to the mentioned program regulation. The Company has been paying the monthly installments on a regular basis, restated by the Selic rate.

12.3	Reconciliation of provision for income tax (IRPJ) and social contribution (CSLL)

The income tax and social contribution credits to be recovered presented in the balance sheet of December 31, 2022, in the amount of R$482,887, refer mainly to the calculation of negative balances that will be offset against federal taxes payable.

The table below demonstrates the reconciliation of IRPJ and CSLL recorded in income for the year:

	12.31.2022	12.31.2021	12.31.2020
Income before IRPJ and CSLL	950,199	5,118,677	5,119,537
(-) Equity in income	(478,576)	(366,315)	(193,547)
Income after IRPJ and CSLL	471,623	4,752,362	4,925,990
IRPJ and CSLL (34%)	(160,352)	(1,615,803)	(1,674,837)
Tax effects on:
Interest on equity (JSCP)	335,697	226,928	276,808
Dividends	250	437	243
Non deductible expenses	(26,221)	(25,336)	(17,133)
Tax incentives	13,767	43,720	28,572
Unrecognized tax loss and negative basis of CSLL	(128,661)	(29,002)	(39,421)
Setting up and/or offset of income tax and social contribution losses of prior years	-	85,723	-
Difference between tax bases of deemed profit and taxable profit	35,677	49,638	121,242
Effect of non taxable monetary variation (Selic) on undue tax payments	100,282	-	-
Others	28,683	4,063	19,161
Current IRPJ and CSLL	(429,267)	(469,226)	(1,260,469)
Deferred IRPJ and CSLL	628,389	(790,406)	(24,896)
Effective rate - %	-42.2%	26.5%	26.1%